Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

CCRE Commercial Mortgage Securities, L.P. 499 Park Avenue New York, New York 10022

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by CCRE Commercial Mortgage Securities, L.P. (the “Company”) and Cantor Commercial Real Estate Lending, L.P. and Cantor Fitzgerald & Co., (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of CF 2020-P1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2020-P1.

The Company is responsible for the information provided to us, including the information set forth in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 15, 2020, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing 14 mortgage loans contributed by Cantor Commercial Real Estate Lending, L.P. (“CCRE”) that are secured by 43 mortgaged properties (the “CCRE Loans”).

CCRE is referred to herein as the “Mortgage Loan Seller” and the CCRE Loans are collectively referred to herein as the “Mortgage Loans.”

From January 29, 2020 through April 8, 2020, representatives of the Mortgage Loan Seller provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to each of the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations on Appendix A or those identified as “None – Mortgage Loan Seller Provided”) set forth on the Data File

(the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 15, 2020

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Promissory note splitters, amended senior promissory notes or draft promissory note splitter (collectively, the “Note Splitter”);

Subordinate loan agreements, subordinate promissory notes, b-notes, amended subordinate promissory notes or amended subordinate loan agreements (collectively, the “Subordinate Loan Document”);

Mezzanine loan agreements or mezzanine promissory notes (collectively, the “Mezzanine Loan Agreement”);

Guaranty agreements or environmental indemnity agreements (collectively, the “Guaranty”);

Cash management agreements, lockbox agreements, deposit account control agreements and/or the restricted account agreements (collectively, the “Cash Management Agreement”);

Management agreements or assignment of management agreements (collectively, the “Management Agreement”);

Tenants in common agreements (the “TIC Agreement”);

Closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Hotel franchise agreements (the “Franchise Agreement”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

Phase I environmental reports (the “Phase I Report”);

Phase II environmental reports (the “Phase II Report”);

Appendix A

Seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property hazard and liability insurance certificates or environmental insurance policies (collectively, the “Insurance Certificate”);

Letter of credits (the “Letter of Credit”);

Trepp® website – www.trepp.com (the “Trepp Screenshot”); and

Bloomberg Financial Markets on-line data retrieval service (the “Bloomberg Screenshot”).

*****

Number	Characteristic	Source Document
1	Loan Number	None - Mortgage Loan Seller Provided
2	Internal Loan ID	None - Mortgage Loan Seller Provided
3	Property Flag	Appraisal Report/Loan Agreement
4	Mortgage Loan Originator	Loan Agreement
5	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
6	Properties per Loan	Appraisal Report/Loan Agreement
7	Property Name	None - Mortgage Loan Seller Provided
8	Address	Appraisal Report/Engineering Report
9	City	Appraisal Report/Engineering Report
10	County	Appraisal Report/Engineering Report/USPS
11	State	Appraisal Report/Engineering Report
12	Zip Code	Appraisal Report/Engineering Report/USPS
13	Property Type	Appraisal Report
14	Property Sub-Type	Appraisal Report
15	Year Built	Appraisal Report/Engineering Report
16	Year Renovated	Appraisal Report/Engineering Report
17	Units/Rentable Square Ft.	Rent Roll[1]
18	Primary Unit of Measure	Rent Roll
19	Cut-off Balance per Unit	Calculation –see procedure below
20	Original Balance	Loan Agreement/Note Splitter
21	Cut-off Date	None - Mortgage Loan Seller Provided
22	Cut-off Balance	Calculation –see procedure below
23	% of Total Cut-off Date Pool Balance	Calculation –see procedure below
24	Sort	None - Mortgage Loan Seller Provided
25	LTV at Cut-off	Calculation –see procedure below
26	Maturity Balance	Calculation –see procedure below
27	LTV at Maturity	Calculation –see procedure below
28	U/W NOI Debt Yield	Calculation –see procedure below
29	U/W NCF Debt Yield	Calculation –see procedure below
30	NOI Debt Yield at Maturity	Calculation –see procedure below
31	NCF Debt Yield at Maturity	Calculation –see procedure below
32	Appraisal Value	Appraisal Report
33	Date of Valuation	Appraisal Report
34	Appraisal Value As Is / Stabilized	Appraisal Report
35	"As is" Appraisal Value	Appraisal Report
36	"As is" Date of Valuation	Appraisal Report
37	"As is" Cut-off Date LTV	Calculation –see procedure below
38	FIRREA Eligible (Yes/No)	Appraisal Report
39	Note Date	Loan Agreement

Number	Characteristic	Source Document
40	First Payment Date	Loan Agreement
41	Interest Rate	Loan Agreement/Note Splitter
42	Interest Calculation (30/360 / Actual/360)	Loan Agreement
43	Monthly Debt Service Payment (Current)	Calculation –see procedure below
44	Monthly Debt Service Payment (After IO)	Calculation –see procedure below
45	Annual Debt Service Payment (Current)	Calculation –see procedure below
46	Annual Debt Service Payment (After IO)	Calculation –see procedure below
47	Pari Passu Companion Loan Monthly Debt Service Payment (Current)	Calculation –see procedure below
48	Pari Passu Companion Loan Monthly Debt Service Payment (After IO)	Calculation –see procedure below
49	Grace Period (Default)	Loan Agreement
50	Grace Period (Late Fee)	Loan Agreement
51	Payment Day	Loan Agreement
52	Original Amort. Term (Months)	Calculation –see procedure below
53	Original Balloon Term (Months)	Calculation –see procedure below
54	Original Interest Only Period (Months)	Loan Agreement
55	Seasoning as of Cut-off Date (Months)	Calculation –see procedure below
56	Remaining Term to Amortization (Months)	Calculation –see procedure below
57	Remaining Term to Maturity (Months)	Calculation –see procedure below
58	Rem IO Period	Calculation –see procedure below
59	Maturity/ARD Date	Loan Agreement
60	ARD (Yes/No)	Loan Agreement
61	Final Maturity Date	Loan Agreement
62	LockBox Type	Loan Agreement/Cash Management Agreement
63	Cash Management	Loan Agreement/Cash Management Agreement
64	Excess Cash Trap Trigger	Loan Agreement/Cash Management Agreement
65	Prepayment Provision	Loan Agreement
66	Lockout Expiration Date	Loan Agreement
67	Prepayment/ Defeasance Begin Date	Loan Agreement
68	Prepayment/ Defeasance End Date	Loan Agreement
69	Prepayment Type	Loan Agreement
70	Amortization Type	Loan Agreement
71	Lien Position	Title Policy
72	Ownership Interest	Title Policy
73	Ground Lease Expiration Date	Ground Lease/Appraisal Report
74	Ground Lease Extension Options	Ground Lease/Appraisal Report
75	Cross-Collateralized	Loan Agreement
76	Pari Passu Debt (Yes/No)	Loan Agreement
77	Pari Passu Controlling Note (Yes/No)	None – Mortgage Loan Seller Provided

Number	Characteristic	Source Document
78	Non-Trust Pari Passu Original Balance	Loan Agreement/Note Splitter
79	Non-Trust Pari Passu Cut-off Date Balance	Calculation –see procedure below
80	Non-Trust Pari Passu Balloon Balance	Calculation –see procedure below
81	Existing Additional Debt (Yes/No)	Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement
82	Existing Additional Debt Amount	Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement
83	Existing Additional Debt Description	Subordinate Loan Document/Mezzanine Loan Agreement/Loan Agreement
84	Total Debt Cut-off Balance per Unit	Calculation –see procedure below
85	Total Debt Balance per Unit at Maturity	Calculation –see procedure below
86	Total Debt LTV at Cut-off	Calculation –see procedure below
87	Total Debt LTV at Maturity	Calculation –see procedure below
88	Total Debt U/W NOI Debt Yield	Calculation –see procedure below
89	Total Debt U/W NCF Debt Yield	Calculation –see procedure below
90	Total Debt NOI Debt Yield at Maturity	Calculation –see procedure below
91	Total Debt NCF Debt Yield at Maturity	Calculation –see procedure below
92	Total Debt UW NOI DSCR (After IO Period)	Calculation –see procedure below
93	Total Debt UW NCF DSCR (After IO Period)	Calculation –see procedure below
94	Future Debt Permitted (Yes/No)	Loan Agreement
95	Future Debt Permitted Type	Loan Agreement
96	Future Debt Description	Loan Agreement
97	Partial Prepay or Release Allowed (Yes/No)	Loan Agreement
98	Partial Prepayment or Release Description	Loan Agreement
99	Substitution Allowed (Yes/No)	Loan Agreement
100	Substitution Description	Loan Agreement
101	Second Most Recent Occupancy	Rent Roll
102	Second Most Recent Occupancy Date	Rent Roll
103	Most Recent Occupancy	Rent Roll
104	Most Recent Occupancy Date	Rent Roll
105	Current Physical Occupancy	Rent Roll
106	Current Rent Roll/Census Date	Rent Roll
107	Major Tenant Name # 1	Rent Roll
108	Major Tenant Sq. Ft. # 1	Rent Roll
109	Major Tenant Lease Expiration Date # 1	Rent Roll
110	Major % of Sq. Ft. # 1	Calculation –see procedure below
111	Major Tenant Name # 2	Rent Roll
112	Major Tenant Sq. Ft. # 2	Rent Roll
113	Major Tenant Lease Expiration Date # 2	Rent Roll
114	Major % of Sq. Ft. # 2	Calculation –see procedure below

Number	Characteristic	Source Document
115	Major Tenant Name # 3	Rent Roll
116	Major Tenant Sq. Ft. # 3	Rent Roll
117	Major Tenant Lease Expiration Date # 3	Rent Roll
118	Major % of Sq. Ft. # 3	Calculation –see procedure below
119	Major Tenant Name # 4	Rent Roll
120	Major Tenant Sq. Ft. # 4	Rent Roll
121	Major Tenant Lease Expiration Date # 4	Rent Roll
122	Major % of Sq. Ft. # 4	Calculation –see procedure below
123	Major Tenant Name # 5	Rent Roll
124	Major Tenant Sq. Ft. # 5	Rent Roll
125	Major Tenant Lease Expiration Date # 5	Rent Roll
126	Major % of Sq. Ft. # 5	Calculation –see procedure below
127	Top Five Movie Theater Tenant (Y/N)	Rent Roll
128	Top Five Health Club Tenant (Y/N)	Rent Roll
129	Top Five Bank Branch Tenant (Y/N)	Rent Roll
130	Top Five Restaurant Tenant (Y/N)	Rent Roll
131	Top Five Medical Office Tenant (Y/N)	Rent Roll
132	School, Educational Facility, and/or Beauty and Cosmetology School Tenant (Top 15 Loans Only)	Rent Roll
133	Religious Center Tenant (Top 15 Loans Only)	Rent Roll
134	Automobile Service Center Tenant (Top 15 Loans Only)	Rent Roll
135	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Rent Roll
136	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
137	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
138	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Rent Roll
139	Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)	None - Mortgage Loan Seller Provided
140	Borrower Issue Description	None - Mortgage Loan Seller Provided
141	Most Recent Operating Statement Date	Underwritten Financial Summary Report
142	Most Recent # of Months	Underwritten Financial Summary Report
143	Most Recent EGI	Underwritten Financial Summary Report
144	Most Recent Expenses	Underwritten Financial Summary Report
145	Most Recent NOI	Underwritten Financial Summary Report
146	Most Recent Capital Items	Underwritten Financial Summary Report
147	Most Recent NCF	Underwritten Financial Summary Report
148	Second Most Recent Operating Statement Date	Underwritten Financial Summary Report

Number	Characteristic	Source Document
149	Second Most Recent EGI	Underwritten Financial Summary Report
150	Second Most Recent Expenses	Underwritten Financial Summary Report
151	Second Most Recent NOI	Underwritten Financial Summary Report
152	Second Most Recent Capital Items	Underwritten Financial Summary Report
153	Second Most Recent NCF	Underwritten Financial Summary Report
154	Third Most Recent Operating Statement Date	Underwritten Financial Summary Report
155	Third Most Recent EGI	Underwritten Financial Summary Report
156	Third Most Recent Expenses	Underwritten Financial Summary Report
157	Third Most Recent NOI	Underwritten Financial Summary Report
158	Third Most Recent Capital Items	Underwritten Financial Summary Report
159	Third Most Recent NCF	Underwritten Financial Summary Report
160	UW NCF DSCR (Current)	Calculation –see procedure below
161	UW NCF DSCR (After IO Period)	Calculation –see procedure below
162	UW NOI DSCR (Current)	Calculation –see procedure below
163	UW NOI DSCR (After IO Period)	Calculation –see procedure below
164	UW Revenues	Underwritten Financial Summary Report
165	UW EGI	Underwritten Financial Summary Report
166	UW Expenses	Underwritten Financial Summary Report
167	UW NOI	Underwritten Financial Summary Report
168	UW Replacement Reserves	Underwritten Financial Summary Report
169	UW TI/LC	Underwritten Financial Summary Report
170	UW NCF	Underwritten Financial Summary Report
171	UW Vacancy	Underwritten Financial Summary Report
172	ADR ($)	Underwritten Financial Summary Report
173	RevPar ($)	Underwritten Financial Summary Report
174	Replacement Reserve taken at Closing	Closing Statement/Loan Agreement
175	Monthly Replacement Reserve	Closing Statement/Loan Agreement
176	Replacement Reserve Cap	Loan Agreement
177	Replacement Reserve Springing Condition	Loan Agreement
178	Replacement Reserve Interest To Borrower	Loan Agreement
179	TI/LC taken at Closing	Closing Statement/Loan Agreement
180	Monthly TI/LC	Closing Statement/Loan Agreement
181	TI/LC Reserve Cap	Loan Agreement
182	TI/LC Reserve Springing Condition	Loan Agreement
183	TI/LC Reserve Interest To Borrower	Loan Agreement
184	Tax at Closing	Closing Statement/Loan Agreement
185	Monthly Tax Constant / Escrow	Closing Statement/Loan Agreement
186	Tax Reserve Springing Condition	Loan Agreement
187	Tax Reserve Interest To Borrower	Loan Agreement

Number	Characteristic	Source Document
188	Insurance at Closing	Closing Statement/Loan Agreement
189	Monthly Insurance Constant / Escrow	Closing Statement/Loan Agreement
190	Insurance Reserve Springing Condition	Loan Agreement
191	Insurance Reserve Interest To Borrower	Loan Agreement
192	Engineering Reserve taken at Closing	Closing Statement/Loan Agreement
193	Engineering Reserve Interest to Borrower	Loan Agreement
194	Confirm Required Repairs are escrowed at 125% (Yes/No)	Loan Agreement
195	Other Reserve at Closing	Closing Statement/Loan Agreement
196	Monthly Other Reserve	Closing Statement/Loan Agreement
197	Description Other Reserve	Closing Statement/Loan Agreement
198	Other Reserve Cap	Loan Agreement
199	Other Reserve Springing Condition	Loan Agreement
200	Other Reserve Interest to Borrower	Loan Agreement
201	Borrower	Loan Agreement
202	Related Principal	Loan Agreement
203	Owner Occupancy > 5%	None - Mortgage Loan Seller Provided
204	Sponsor	Loan Agreement/Guaranty/ASR
205	Earthquake Insurance (Y/N)	Insurance Certificate
206	Terrorism Insurance (Y/N)	Insurance Certificate
207	Windstorm Insurance (Y/N)	Insurance Certificate
208	Environmental Insurance (Y/N)	Insurance Certificate
209	Date of Engineering Report	Engineering Report
210	Date of Phase I Report	Phase I Report
211	Date of Phase II Report (if applicable)	Phase II Report
212	Date of Seismic Report	Seismic Report/Engineering Report
213	PML/SEL (%)	Seismic Report/Engineering Report
214	Franchise Flag	Franchise Agreement
215	Franchise Agreement Expiration Date	Franchise Agreement
216	SPE	Loan Agreement
217	Independent Director (Yes/No)	Loan Agreement
218	Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
219	Single Tenant (Yes/No)	Rent Roll
220	Guarantor	Guaranty
221	Warm Body Guarantor Y/N	Guaranty/Loan Agreement
222	Property Manager	Management Agreement/Loan Agreement
223	TIC	TIC Agreement/Loan Agreement
224	Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement
225	Loan Purpose	Closing Statement/ASR

Number	Characteristic	Source Document
226	Previous Securitization	Bloomberg Screenshot/Trepp Screenshot
227	Assumption Fee	Loan Agreement
228	Letter of Credit	Letter of Credit/Loan Agreement
229	Earnout/Holdback	Loan Agreement
230	Earnout/Holdback Description	Loan Agreement
231	Total Administrative Fee	Calculation –see procedure below
232	Sub Serviced (Y/N)	None - Mortgage Loan Seller Provided
233	Sub Servicer Name	None - Mortgage Loan Seller Provided
234	Sub Servicer Cashiering	None - Mortgage Loan Seller Provided
235	Sub Servicer Fee Rate	None - Mortgage Loan Seller Provided
236	Master Servicer (%)	None - Mortgage Loan Seller Provided
237	Primary Servicer (%)	None - Mortgage Loan Seller Provided
238	Trustee/Administrator Fee	None - Mortgage Loan Seller Provided
239	Operating Advisor Fee	None - Mortgage Loan Seller Provided
240	CREFC Fee	None - Mortgage Loan Seller Provided
241	Servicing Fee	None - Mortgage Loan Seller Provided
242	Credit Estimate	None - Mortgage Loan Seller Provided
243	Loan Status	None - Mortgage Loan Seller Provided
244	Coop - Rental Value	Appraisal Report
245	Coop - LTV as Rental	Calculation –see procedure below
246	Coop - Unsold Percent	Calculation –see procedure below
247	Coop - Sponsor Units	Rent Roll
248	Coop - Investor Units	Rent Roll
249	Coop - Coop Units	Rent Roll
250	Coop - Sponsor/Investor Carry	Calculation –see procedure below
251	Coop - Committed Secondary Debt	Subordinate Loan Document/Subordinate Unsecured Loan Document

1 With respect to the Mortgage Loan identified on the Data File as “Acuity Portfolio,” we were instructed by the Mortgage Loan Seller to not include the Units/Rentable Square Ft. for the mortgaged property identified on the Data File as 237 1st Avenue. Further, with respect to all Mortgage Loans, indicating a Property Sub-Type of “Multifamily/Retail,” or “Multifamily/Office” as indicated on the Data File, we were instructed by the Mortgage Loan Seller to compare Units/Rentable Square Ft. set forth on the Data File to the corresponding information on the multifamily rent roll included in the Rent Roll.

Calculation Procedures

With respect to Characteristic 19, we recomputed the Cut-off Balance per Unit by dividing the (i) Cut-off Balance by (ii) Units/Rentable Square Ft. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (i) of this procedure with sum of the (1) Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance.

With respect to Characteristic 22, we recomputed the Cut-off Balance, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Calculation (30/360 / Actual/360), Interest Rate, Original Interest Only Period (Months), Monthly Debt Service Payment (After IO), Original Balance and the Cut-off Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we recomputed the Cut-off Balance for each of the related mortgaged properties as the product of (i) the Cut-off Balance of the related Mortgage Loan (as derived herein) and (ii) a fraction with the (1) numerator equal to the Original Balance of such mortgage property and (2) denominator equal to the Original Balance of the related Mortgage Loan. At the request of representatives of the Mortgage Loan Seller, Cut-off Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 23, we recomputed the % of Total Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) the aggregate Cut-off Balance of all of the Mortgage Loans.

With respect to Characteristic 25, we recomputed the LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraisal Value. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (1) Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the LTV at Cut-off for each of the related mortgaged properties to the LTV at Cut-off of such Mortgage Loan.

With respect to Characteristic 26, we recomputed the Maturity Balance, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Calculation (30/360 / Actual/360), Interest Rate, Original Interest Only Period (Months), Monthly Debt Service Payment (After IO), Original Balance and the Maturity/ARD Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we recomputed the Maturity Balance for each of the related mortgaged properties as the product of (i) the Maturity Balance of the related Mortgage Loan (as derived herein) and (ii) a fraction with the (1) numerator equal to the Original Balance of such mortgage property and (2) denominator equal to the Original Balance of the related Mortgage Loan. At the request of representatives of the Mortgage Loan Seller, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 27, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraisal Value. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Maturity Balance and (2) Non-Trust Pari Passu Balloon Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the LTV at Maturity for each of the related mortgaged properties to the LTV at Maturity of such Mortgage Loan.

With respect to Characteristic 28, we recomputed the U/W NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the U/W NOI Debt Yield for each of the related mortgaged properties to the U/W NOI Debt Yield of such Mortgage Loan.

With respect to Characteristic 29, we recomputed the U/W NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the U/W NCF Debt Yield for each of the related mortgaged properties to the U/W NCF Debt Yield of such Mortgage Loan.

With respect to Characteristic 30, we recomputed the NOI Debt Yield at Maturity by dividing the (i) UW NOI by (ii) Maturity Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Maturity Balance and (2) Non-Trust Pari Passu Balloon Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the NOI Debt Yield at Maturity for each of the related mortgaged properties to the NOI Debt Yield at Maturity of such Mortgage Loan.

With respect to Characteristic 31, we recomputed the NCF Debt Yield at Maturity by dividing the (i) UW NCF by (ii) Maturity Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of (1) the Maturity Balance and (2) Non-Trust Pari Passu Balloon Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the NCF Debt Yield at Maturity for each of the related mortgaged properties to the NCF Debt Yield at Maturity of such Mortgage Loan.

With respect to Characteristic 37, we recomputed the “As is” Cut-off Date LTV by dividing the (i) Cut-off Balance by (ii) “As is” Appraisal Value. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (1) Cut-off Balance and (2) Non-Trust Pari Passu Cut-off Date Balance. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the “As is” Cut-off Date LTV for each of the related mortgaged properties to the “As is” Cut-off Date LTV of such Mortgage Loan.

With respect to Characteristic 43, we (i) recomputed the Monthly Debt Service Payment (Current) as one twelfth of the product of (1) Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only,” or “Interest Only, then Amortizing,” and (ii) compared the Monthly Debt Service Payment (Current) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.” With respect to the Mortgage Loans which are part of a pari passu loan combination (as set forth in the Loan Agreement) with an Amortization Type of “Amortizing Balloon,” we recomputed the Monthly Debt Service Payment (Current) as a product of (1) Pari Passu Percentage (as defined below) and (2) monthly debt service payment as set forth on the Loan Agreement.

The “Pari Passu Percentage” is calculated by dividing (1) Original Balance by (2) the sum of (a) Original Balance and (b) Non-Trust Pari Passu Original Balance.

With respect to Characteristic 44, we (i) recomputed the Monthly Debt Service Payment (After IO) as one twelfth of the product of (1) Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” and (ii) compared the Monthly Debt Service Payment (After IO) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Interest Only, then Amortizing” or “Amortizing Balloon.” With respect to the Mortgage Loans which are part of a pari passu loan combination (as set forth in the Loan Agreement) with an Amortization Type of “Amortizing Balloon” or “Interest Only, then Amortizing,” we recomputed the Monthly Debt Service Payment (After IO) as a product of (1) Pari Passu Percentage and (2) monthly debt service payment as set forth on the Loan Agreement.

With respect to Characteristic 45, we recomputed the Annual Debt Service (Current) by multiplying (i) Monthly Debt Service Payment (Current) and (ii) 12.

With respect to Characteristic 46, we recomputed the Annual Debt Service (After IO) by multiplying (i) Monthly Debt Service Payment (After IO) and (ii) 12.

With respect to Characteristic 47, we (i) recomputed the Pari Passu Companion Loan Monthly Debt Service Payment (Current) as one twelfth of the product of (1) Non-Trust Pari Passu Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only,” or “Interest Only, then Amortizing,” and (ii) recomputed the Pari Passu Companion Loan Monthly Debt Service Payment (Current) by subtracting (a) the Monthly Debt Service Payment (Current) from the monthly debt service payment as set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.” This procedure was performed for those Mortgage Loans which are part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 48, we (i) recomputed the Pari Passu Companion Loan Monthly Debt Service Payment (After IO) as one twelfth of the product of (1) Non-Trust Pari Passu Original Balance, (2) Interest Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” and (ii) recomputed the Pari Passu Companion Loan Monthly Debt Service Payment (After IO) by subtracting (a) the Monthly Debt Service Payment (After IO) from the monthly debt service payment as set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Interest Only, then Amortizing” or “Amortizing Balloon.” This procedure was performed for those Mortgage Loans which are part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 52, we recomputed the Original Amort. Term (Months) using the Interest Rate, Original Balance, Monthly Debt Service Payment (After IO) and a 30/360 interest calculation. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Original Amort. Term (Months) for each of the related mortgaged properties to the Original Amort. Term (Months) of such Mortgage Loan. This procedure was not performed for those Mortgage Loans with an Amortization Type of “Interest Only.”

With respect to Characteristic 53, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Original Balloon Term (Months) for each of the related mortgaged properties to the Original Balloon Term (Months) of such Mortgage Loan.

With respect to Characteristic 55, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Seasoning for each of the related mortgaged properties to the Seasoning of such Mortgage Loan.

With respect to Characteristic 56, we recomputed the Remaining Term to Amortization (Months) by subtracting the Seasoning as of Cut-off Date (Months) from the Original Amort. Term (Months). With respect to those Mortgage Loans with an Amortization Type of “Interest Only, then Amortizing,” for purposes of the procedure indicated herein, the Seasoning as of Cut-off Date (Months) is reduced by (but to a result not less than zero) the Original Interest Only Period (Months). With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Remaining Term to Amortization (Months) for each of the related mortgaged properties to the Remaining Term to Amortization (Months) of such Mortgage Loan. This procedure was not performed for those Mortgage Loans with an Amortization Type of “Interest Only.”

With respect to Characteristic 57, we recomputed the Remaining Term to Maturity (Months) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity/ARD Date. With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Remaining Term to Maturity (Months) for each of the related mortgaged properties to the Remaining Term to Maturity (Months) of such Mortgage Loan.

With respect to Characteristic 58, we recomputed the Rem IO Period by subtracting the Seasoning as of Cut-off Date (Months) from the Original Interest Only Period (Months). With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the Rem IO Period for each of the related mortgaged properties to the Rem IO Period of such Mortgage Loan. This procedure was not performed for those Mortgage Loans with an Amortization Type of “Amortizing Balloon.”

With respect to Characteristic 79, we recomputed the Non-Trust Pari Passu Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Calculation (30/360 / Actual/360), (iii) Interest Rate, (iv) Original Interest Only Period (Months), (v) Pari Passu Companion Loan Monthly Debt Service Payment (After IO), (vi) Non-Trust Pari Passu Original Balance and (vii) Cut-off Date. At the request of representatives of the Mortgage Loan Seller, Non-Trust Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed for those Mortgage Loans which are part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 80, we recomputed the Non-Trust Pari Passu Balloon Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Calculation (30/360 / Actual/360), (iii) Interest Rate, (iv) Original Interest Only Period (Months), (v) Pari Passu Companion Loan Monthly Debt Service Payment (After IO), (vi) Non-Trust Pari Passu Original Balance and (vii) Maturity/ARD Date. At the request of representatives of the Mortgage Loan Seller, Non-Trust Pari Passu Balloon Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed for those Mortgage Loans which are part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 84, we recomputed the Total Debt Cut-off Balance per Unit by dividing the (i) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Cut-Off Debt Balance (as defined below) by (ii) Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

The “Existing Additional Cut-Off Debt Balance” is recomputed by adding (i) Existing Additional Subordinate Mortgage Cut-Off Balance (as defined below) and (ii) Existing Additional Debt Cut-Off Balance (as defined below).

The “Existing Additional Subordinate Mortgage Cut-Off Balance” is recomputed assuming, at your request, no prepayments of principal, using the (i) first payment date (as set forth or derived from the Subordinate Loan Document), (ii) interest calculation (30/360 / Actual/360) (as set forth or derived from the Subordinate Loan Document), (iii) interest rate (as set forth or derived from the Subordinate Loan Document), (iv) original interest only period (as set forth or derived from the Subordinate Loan Document), (v) Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO) (as defined below), (vi) original balance (as set forth or derived from the Subordinate Loan Document) and (vii) Cut-off Date.

The “Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO)” is recomputed as one twelfth of the product of (1) original balance (as set forth or derived from the Subordinate Loan Document), (2) interest rate (as set forth or derived from the Subordinate Loan Document), and (3) a fraction equal to 365/360 for those subordinate mortgage loans that are interest only for their entire term. For amortizing or partial interest only subordinate mortgage loans we compared the Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO) to the corresponding information set forth on the Subordinate Loan Document.

The “Existing Additional Debt Cut-Off Balance” is recomputed assuming, at your request, no prepayments of principal, using the (i) first payment date (as set forth or derived from the Mezzanine Loan Agreement except for the Mortgage Loan identified on the Data File as “Parkmerced” for which we were instructed by the Mortgage Loan Seller to assume a first payment date of “First Payment Date”), (ii) interest calculation (30/360 / Actual/360) (as set forth or derived from the Mezzanine Loan Agreement), (iii) interest rate (as set forth or derived from the Mezzanine Loan Agreement), (iv) original interest only period (as set forth or derived from the Mezzanine Loan Agreement except for the Mortgage Loan identified on the Data File as “Parkmerced” for which we were instructed by the Mortgage Loan Seller to assume an original interest only period of “60”), (v) Existing Additional Monthly Debt Service Payment (After IO) (as defined below), (vi) original balance (as set forth or derived from the Mezzanine Loan Agreement) and (vii) Cut-off Date.

The “Existing Additional Debt Monthly Debt Service Payment (After IO)” is recomputed as one twelfth of the product of (1) original balance (as set forth or derived from the Mezzanine Loan Agreement), (2) interest rate (as set forth or derived from the Mezzanine Loan Agreement), and (3) a fraction equal to 365/360 for those additional debt loans that are interest only for their entire term and for the Mortgage Loan identified on the Data File as “Parkmerced” as instructed by the Mortgage Loan Seller. For amortizing or partial interest only additional debt loans we compared the Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO) to the corresponding information set forth on the Mezzanine Loan Agreement.

With respect to Characteristic 85, we recomputed the Total Debt Balance per Unit at Maturity by dividing the (i) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Maturity Debt Balance (as defined below) by (ii) Units/Rentable Square Ft. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

The “Existing Additional Maturity Debt Balance” is recomputed by adding (i) Existing Additional Subordinate Mortgage Maturity Balance (as defined below) and (ii) Existing Additional Debt Maturity Balance (as defined below).

The “Existing Additional Subordinate Mortgage Maturity Balance” is recomputed assuming, at your request, no prepayments of principal, using the (i) first payment date (as set forth or derived from the Subordinate Loan Document), (ii) interest calculation (30/360 / Actual/360) (as set forth or derived from the Subordinate Loan Document), (iii) interest rate (as set forth or derived from the Subordinate Loan Document), (iv) original interest only period (as set forth or derived from the Subordinate Loan Document), (v) Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO), (vi) original balance (as set forth or derived from the Subordinate Loan Document) and (vii) maturity date (as set forth or derived from the Subordinate Loan Document).

The “Existing Additional Debt Maturity Balance” is recomputed assuming, at your request, no prepayments of principal, using the (i) first payment date (as set forth or derived from the Mezzanine Loan Agreement except for the Mortgage Loan identified on the Data File as “Parkmerced” for which we were instructed by the Mortgage Loan Seller to assume a first payment date of “First Payment Date”), (ii) interest calculation (30/360 / Actual/360) (as set forth or derived from the Mezzanine Loan Agreement), (iii) interest rate (as set forth or derived from the Mezzanine Loan Agreement), (iv) original interest only period (as set forth or derived from the Mezzanine Loan Agreement except for the Mortgage Loan identified on the Data File as “Parkmerced” for which we were instructed by the Mortgage Loan Seller to assume an original interest only period of “60”), (v) Existing Additional Debt Monthly Debt Service Payment (After IO) (as defined below), (vi) original balance (as set forth or derived from the Mezzanine Loan Agreement) and (vii) maturity date (as set forth or derived from the Mezzanine Loan Agreement).

With respect to Characteristic 86, we recomputed the Total Debt LTV at Cut-off by dividing the (i) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing

Additional Cut-Off Debt Balance by (ii) Appraisal Value. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 87, we recomputed the Total Debt LTV at Maturity by dividing the (i) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Maturity Debt Balance by (ii) Appraisal Value. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 88, we recomputed the Total Debt U/W NOI Debt Yield by dividing the (i) UW NOI by (ii) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Cut-Off Debt Balance. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 89, we recomputed the Total Debt U/W NCF Debt Yield by dividing the (i) UW NCF by (ii) sum of the (1) Cut-off Balance, (2) Non-Trust Pari Passu Cut-off Date Balance, if any and (3) Existing Additional Cut-Off Debt Balance. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 90, we recomputed the Total Debt NOI Debt Yield at Maturity by dividing the (i) UW NOI by (ii) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Maturity Debt Balance. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 91, we recomputed the Total Debt NCF Debt Yield at Maturity by dividing the (i) UW NCF by (ii) sum of the (1) Maturity Balance, (2) Non-Trust Pari Passu Balloon Balance, if any and (3) Existing Additional Maturity Debt Balance. This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 92, we recomputed the Total Debt UW NOI DSCR (After IO Period) by dividing the (i) UW NOI by (ii) sum of the (1) annualized Monthly Debt Service Payment (After IO), (2) annualized Pari Passu Companion Loan Monthly Debt Service Payment (After IO), if any, (3) annualized Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO) and (4) annualized Existing Additional Debt Monthly Debt Service Payment (After IO). This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 93, we recomputed the Total Debt UW NCF DSCR (After IO Period) by dividing the (i) UW NCF by (ii) sum of the (1) annualized Monthly Debt Service Payment (After IO), (2) annualized Pari Passu Companion Loan Monthly Debt Service Payment (After IO), if any, (3) annualized Existing Additional Subordinate Mortgage Monthly Debt Service Payment (After IO) and (4) annualized Existing Additional Debt Monthly Debt Service Payment (After IO). This procedure was not performed for those Mortgage Loans with an Existing Additional Debt (Yes/No) of “No.”

With respect to Characteristic 110, we recomputed the Major % of Sq. Ft. # 1 by dividing the Major Tenant Sq. Ft. # 1 by Units/Rentable Square Ft. With respect to the Mortgage Loans identified on the Data File as having a Property Sub-Type of “Multifamily/Retail,” or “Multifamily/Office” we were instructed by the Mortgage Loan Seller to replace Units/Rentable Square Ft. with the units/rentable square ft. as set forth or derived from the commercial rent roll included in the Rent Roll. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 1 of “NAP.”

With respect to Characteristic 114, we recomputed the Major % of Sq. Ft. # 2 by dividing the Major Tenant Sq. Ft. # 2 by Units/Rentable Square Ft. With respect to the Mortgage Loans identified on the Data File as having a Property Sub-Type of “Multifamily/Retail,” or “Multifamily/Office” we were instructed by the Mortgage Loan Seller to replace Units/Rentable Square Ft. with the units/rentable square ft. as set forth or derived from the commercial rent roll included in the Rent Roll. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 2 of “NAP.”

With respect to Characteristic 118, we recomputed the Major % of Sq. Ft. # 3 by dividing the Major Tenant Sq. Ft. # 3 by Units/Rentable Square Ft. With respect to the Mortgage Loans identified on the Data File as having a Property Sub-Type of “Multifamily/Retail,” or “Multifamily/Office” we were instructed by the Mortgage Loan Seller to replace Units/Rentable Square Ft. with the units/rentable square ft. as set forth or derived from the commercial rent roll included in the Rent Roll. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 3 of “NAP.”

With respect to Characteristic 122, we recomputed the Major % of Sq. Ft. # 4 by dividing the Major Tenant Sq. Ft. # 4 by Units/Rentable Square Ft. With respect to the Mortgage Loans identified on the Data File as having a Property Sub-Type of “Multifamily/Retail,” or “Multifamily/Office” we were instructed by the Mortgage Loan Seller to replace Units/Rentable Square Ft. with the units/rentable square ft. as set forth or derived from the commercial rent roll included in the Rent Roll. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 4 of “NAP.”

With respect to Characteristic 126, we recomputed the Major % of Sq. Ft. # 5 by dividing the Major Tenant Sq. Ft. # 5 by Units/Rentable Square Ft. With respect to the Mortgage Loans identified on the Data File as having a Property Sub-Type of “Multifamily/Retail,” or “Multifamily/Office” we were instructed by the Mortgage Loan Seller to replace Units/Rentable Square Ft. with the units/rentable square ft. as set forth or derived from the commercial rent roll included in the Rent Roll. This procedure was not performed for those Mortgage Loans with Major Tenant Sq. Ft. # 5 of “NAP.”

With respect to Characteristic 160, we recomputed the UW NCF DSCR (Current) by dividing the (i) UW NCF by the (ii) annualized Monthly Debt Service Payment (Current). With respect to the Mortgage Loans which are part of a pari passu loan combination (as set forth in the Loan Agreement) we replaced clause (ii) of this procedure with the sum of the (a) annualized Monthly Debt Service Payment (Current) and the (b) annualized Pari Passu Companion Loan Monthly Debt Service Payment (Current). With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the UW NCF DSCR (Current) for each of the related mortgaged properties to the UW NCF DSCR (Current) of such Mortgage Loan.

With respect to Characteristic 161, we recomputed the UW NCF DSCR (After IO Period) by dividing the (i) UW NCF by the (ii) annualized Monthly Debt Service Payment (After IO). With respect to the Mortgage Loans which are part of a pari passu loan combination (as set forth in the Loan Agreement) we replaced clause (ii) of this procedure with the sum of the (a) annualized Monthly Debt Service Payment (After IO) and the (b) annualized Pari Passu Companion Loan Monthly Debt Service Payment (After IO). With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the UW NCF DSCR (After IO Period) for each of the related mortgaged properties to the UW NCF DSCR (After IO Period) of such Mortgage Loan.

With respect to Characteristic 162, we recomputed the UW NOI DSCR (Current) by dividing the (i) UW NOI by the (ii) annualized Monthly Debt Service Payment (Current). With respect to the Mortgage Loans which are part of a pari passu loan combination (as set forth in the Loan Agreement) we replaced clause (ii) of this procedure with the sum of the (a) annualized Monthly Debt Service Payment (Current) and the (b) annualized Pari Passu Companion Loan Monthly Debt Service Payment (Current). With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the UW NOI DSCR (Current) for each of the related mortgaged properties to the UW NOI DSCR (Current) of such Mortgage Loan.

With respect to Characteristic 163, we recomputed the UW NOI DSCR (After IO Period) by dividing the (i) UW NOI by the (ii) annualized Monthly Debt Service Payment (After IO). With respect to the Mortgage Loans which are part of a pari passu loan combination (as set forth in the Loan Agreement) we replaced clause (ii) of this procedure with the sum of the (a) annualized Monthly Debt Service Payment (After IO) and the (b) annualized Pari Passu Companion Loan Monthly Debt Service Payment (After IO). With respect to any Mortgage Loan that is secured by more than one mortgaged property as indicated on the Data File, we compared the UW NOI DSCR (After IO Period) for each of the related mortgaged properties to the UW NOI DSCR (After IO Period) of such Mortgage Loan.

With respect to Characteristic 231, we recomputed the Total Administrative Fee as the sum of the Sub Servicer Fee Rate, Master Servicer (%), Primary Servicer (%), Trustee/Administrator Fee, Operating Adviser Fee and CREFC Fee.

With respect to Characteristic 245, we recomputed the Coop – LTV as Rental by dividing the (i) Cut-Off Balance by (ii) Coop – Rental Value. This procedure was only performed for those Mortgage Assets with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 246, we recomputed the Coop – Unsold Percent by dividing the (i) sum of (a) Coop - Sponsor Units, (b) Coop - Investor Units and (c) Coop – Coop Units by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 250, we recomputed the Coop – Sponsor/Investor Carry by subtracting the (i) aggregate annual coop maintenance of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Rent Roll) from the (ii) aggregate annual rent of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Rent Roll). This procedure was only performed for those Mortgage Assets with a Property Sub-Type of “Cooperative.”